Share capital and share-based payments - (Details 1) - RSU - Share	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of period	1,771,877	874,788
Granted	1,126,254	1,278,753
Exercised	(739,471)	(327,053)
Forfeited	(842,346)	(54,611)
Outstanding, end of period	1,316,314	1,771,877